Intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
8. Intangible assets

Cost	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer List	Total
At December 31, 2018	$1,910	$15,484	$4,365	$770	$22,529
Additions (note 9)	7,038	8,930	—	—	15,968
Impairment	(6,959)	—	—	—	(6,959)
Transfers within intangible assets	(1,854)	1,457	—	—	(397)
Effect of movements in exchange rates	(135)	(942)	(209)	(37)	(1,323)

At December 31, 2019	$—	$24,929	$4,156	$733	$29,818
Acquisition under business combinations (note 4)	1,183	0	495	4,860	6,538
Effect of movements in exchange rates	(2)	(491)	(83)	(22)	(598)

At December 31, 2020	$1,181	$24,438	$4,568	$5,571	$35,758

Accumulated amortization and impairment losses	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer List	Total
At December 31, 2018	$205	$15,484	$4,365	$770	$20,824
Amortization	841	597	—	—	1,438
Impairment	(638)	—	—	—	(638)
Transfers within intangible assets	(397)	—	—	—	(397)
Effect of movements in exchange rates	(11)	(751)	(209)	(37)	(1,008)

At December 31, 2019	$—	$15,330	$4,156	$733	$20,219
Amortization	7	2,428	2	29	2,466
Effect of movements in exchange rates	0	(426)	(82)	(15)	(523)

At December 31, 2020	$7	$17,332	$4,076	$747	$22,162

Carrying amounts	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer List	Total
At December 31, 2019	$—	$9,599	$—	$—	$9,599
At December 31, 2020	$1,174	$7,106	$492	$4,824	$13,596

In September 2019 the Company acquired ownership of ZYPITAMAG
®
for the U.S. and Canadian markets. Under terms of the agreement, Zydus received an upfront payment of U.S. $5,000 (CDN $6,622) and U.S. $2,000 (CDN $2,649) in deferred payments to be paid in equal instalments annually over the next four years, as well as contingent payments on the achievement of milestones and royalties related to net sales. The Company previously had acquired U.S. marketing rights with a profit-sharing arrangement. With this acquisition the Company obtained full control of marketing and pricing negotiation for ZYPITAMAG
®
. Upon completion of the acquisition $8,930 was recorded within patents and drug approvals relating to the upfront and deferred payments and $1,457 was transferred from licenses to patents and drug approvals pertaining to the cost of the previously acquired license over ZYPITAMAG
®
. The fair value of the remaining deferred payments of $637 and $1,132 is recorded on the statement of financial position within current portion of acquisition payable and acquisition payable, respectively. The initial amortization period pertaining to the ZYPITAMAG
®
intangible assets was 4.3 years with the remaining amortization period being 3.1 years as at December 31, 2020.

The Company had considered indicators of impairment as at December 31, 2020 and 2019.
As at December 31, 2020 and with respect to the intangible asset related to ZYPITAMAG
®
, management calculated its fair value less costs to sell using a discounted cash flow model (Level 3 in the fair value hierarchy) based upon financial forecasts prepared by management using a discount rate of 14.09%, a cumulative aggregate growth rate of 103% over three years following the acquisition of Marley Drug with a declining growth rate going forward and a nominal terminal value. The Company has concluded that there was no impairment as a result of the analysis for the year ended December 31, 2020 as the recoverable amount exceeded the carrying amount by approximately $301 at the high end of the reasonable range. However, the assessment identified that a reasonably possible change in the key assumption of the sales growth rate forecast results in the recoverable amount being less than the carrying value. A five percent reduction in the forecast or a one percent increase in the discount rate applied would result in the carrying value of the intangible asset exceeding the reasonable range of the recoverable amount.
The Company recorded a
write-down
of intangible assets related to the ReDS
TM
license during the year ended December 31, 2019 totaling $6,321 as a result of uncertainties with ReDS
TM
being experienced in regards to the length of the sales cycle and uptake of the product with customers, resulting in the Company’s sales being below the committed amounts required by the exclusive marketing and distribution agreement regarding ReDS
TM
. On August 20, 2020, the Company announced the termination of the marketing and distribution agreement with Sensible pertaining to the ReDS
TM
license for the marketing of the ReDS
TM
in the United States.
The Company did not record any write-down of intangible assets during the year ended December 31, 2018.
As at December 31, 2020, intangible assets pertaining to AGGRASTAT
®
were fully amortized.
For the year ended December 31, 2020, amortization of intangible assets totaling $2,428 (2019—$1,438 and 2018—$196) is recorded within cost of goods sold pertaining to the ZYPITAMAG
®
intangible assets. In connection with the acquisition described in note 4, beginning with the year ended December 31, 2020, $38 of amortization of intangible assets is recorded within selling expenses as a result of the amortization of the intangible assets pertaining to Marley Drug.